Income Taxes (Components Of Income Tax Expense) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Income Taxes [Abstract]
Current income tax expense	$ 311	$ 155
Current tax recovery from revision to liabilities for uncertain tax positions	0	(125)
Deferred tax expense (recovery) related to temporary differences	(54)	97
Deferred tax recovery from the recognition of previously unrecognized tax losses	0	(81)
Total income tax expense	$ 257	$ 46